Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value of Financial Instruments - Schedule (Table)

	June 30, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$79,160	$79,160	$40,594	$40,594
Restricted cash	$5,976	$5,976	$763	$763
Accounts receivable, net	$4,047	$4,047	$8,151	$8,151
Accounts payable	$7,117	$7,117	$10,605	$10,605
Ship mortgage notes and premium	$548,519	$476,246	$600,638	$400,554
Other long-term debt, net of deferred finance costs	$413,185	$419,995	$475,949	$484,529
Loan payable to affiliate company, net of deferred finance costs	$44,297	$45,312	$—	$—
Due from related parties, long-term	$13,789	$13,789	$14,658	$14,658
Assets held for sale	$—	$—	$77,831	$77,831
Liabilities associated with assets held for sale	$—	$—	$34,071	$34,071

Fair Value of Financial Instruments measured on a Non-Recurring Basis (Table)

	Fair Value Measurements at June 30, 2021 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$79,160	$79,160	$—	$—
Restricted cash	$5,976	$5,976	$—	$—
Accounts receivable	$4,047	$4,047	$—	$—
Accounts payable	$7,117	$7,117	$—	$—
Ship mortgage notes and premium	$476,246	$476,246	$—	$—
Other long-term debt(1)	$419,995	$—	$419,995	$—
Loan payable to affiliate company(5)	$45,312	$—	$45,312	$—
Due from related parties, long-term(2)	$13,789	$—	$13,789	$—

	Fair Value Measurements at December 31, 2020 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,594	$40,594	$—	$—
Restricted cash	$763	$763	$—	$—
Accounts receivable	$8,151	$8,151	$—	$—
Accounts payable	$10,605	$10,605	$—	$—
Ship mortgage notes and premium	400,554	$400,554	$—	$—
Other long-term debt(1)	$484,529	$—	$484,529	$—
Due from related parties, long-term(2)	14,658	$—	$14,658	$—
Assets held for sale (3)	$77,831	$—	$77,831	$—
Liabilities associated with assets held for sale(4)	34,071	$—	$34,071	$—

(1)	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s assets held for sale depends on the fair value of the vessels accounted for as held for sale and is estimated based on their concluded sale prices or third party valuations performed on an individual basis using available data for vessels with similar characteristics, age and capacity. The fair value of assets held for sale is considered level 2.

(4)	The fair value of the Company’s liabilities associated with assets held for sale depended mainly on the fair value of floating rate loans and was based on available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness. The fair value of the liabilities associated with assets held for sale was considered level 2.
(5)	The fair value of the Company’s loan payable to affiliate company is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.